First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments
January 31, 2023 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) – 60.9%
	Chemicals – 3.2%
539,120	Westlake Chemical Partners, L.P.	$13,779,907
	Energy Equipment & Services – 0.4%
74,200	USA Compression Partners, L.P.	1,535,940
	Gas Utilities – 0.8%
204,400	Suburban Propane Partners, L.P.	3,225,432
	Independent Power & Renewable Electricity Producers – 1.5%
88,689	NextEra Energy Partners, L.P. (b)	6,500,904
	Oil, Gas & Consumable Fuels – 55.0%
565,423	Cheniere Energy Partners, L.P.	30,855,133
2,859,409	Energy Transfer, L.P.	37,972,951
225,000	EnLink Midstream, LLC (b)	2,862,000
2,066,041	Enterprise Products Partners, L.P.	52,890,650
604,310	Hess Midstream, L.P., Class A (b)	18,661,093
392,887	Holly Energy Partners, L.P.	7,409,849
799,735	Magellan Midstream Partners, L.P.	42,705,849
579,000	MPLX, L.P.	20,218,680
1,286,620	Plains All American Pipeline, L.P.	16,031,285
101,069	TXO Energy Partners, L.P. (c)	2,263,946
85,000	Western Midstream Partners, L.P.	2,296,700
		234,168,136
	Total Master Limited Partnerships	259,210,319
	(Cost $163,237,462)
Shares	Description	Value
COMMON STOCKS (a) – 60.0%
	Construction & Engineering – 0.6%
17,500	Quanta Services, Inc. (d)	2,663,325
	Electric Utilities – 11.3%
78,100	Alliant Energy Corp. (d)	4,219,743
86,950	American Electric Power Co., Inc.	8,169,822
29,999	Constellation Energy Corp. (d)	2,560,715
12,300	Duke Energy Corp.	1,260,135
14,500	Emera, Inc. (CAD)	577,363
590,683	Enel S.p.A., ADR	3,443,682
49,700	Eversource Energy	4,091,801
150,000	Exelon Corp. (d)	6,328,500
10,100	Fortis, Inc. (CAD)	414,991
14,500	Iberdrola S.A., ADR	681,500
32,400	IDACORP, Inc.	3,428,244
32,350	NextEra Energy, Inc.	2,414,280
15,700	Orsted A/S, ADR	463,307
86,980	PPL Corp.	2,574,608
76,800	Southern (The) Co.	5,197,824
34,500	Xcel Energy, Inc.	2,372,565
		48,199,080
	Energy Equipment & Services – 0.7%
315,800	Archrock, Inc.	3,129,578
	Gas Utilities – 7.8%
512,190	AltaGas Ltd. (CAD)	9,577,458
42,900	Atmos Energy Corp.	5,042,466

First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Gas Utilities (Continued)
165,600	National Fuel Gas Co.	$9,614,736
72,960	New Jersey Resources Corp.	3,642,163
48,000	ONE Gas, Inc.	3,953,280
32,839	UGI Corp.	1,307,978
		33,138,081
	Independent Power & Renewable Electricity Producers – 1.3%
93,670	AES (The) Corp.	2,567,495
77,403	Clearway Energy, Inc., Class A	2,480,766
17,900	EDP Renovaveis S.A. (EUR) (e)	389,344
		5,437,605
	Multi-Utilities – 6.6%
145,000	Atco Ltd., Class I (CAD)	4,614,107
60,089	CenterPoint Energy, Inc.	1,809,881
39,690	CMS Energy Corp.	2,508,011
41,000	DTE Energy Co.	4,771,170
134,130	Public Service Enterprise Group, Inc. (d)	8,306,671
34,600	Sempra Energy (d)	5,547,418
7,360	WEC Energy Group, Inc.	691,766
		28,249,024
	Oil, Gas & Consumable Fuels – 31.4%
247,900	BP PLC, ADR (d)	8,981,417
21,820	Cheniere Energy, Inc. (d)	3,333,878
295,500	DT Midstream, Inc.	16,152,030
319,873	Enbridge, Inc. (d)	13,105,197
309,996	Keyera Corp. (CAD)	7,071,045
861,353	Kinder Morgan, Inc.	15,762,760
235,397	ONEOK, Inc. (d)	16,119,986
131,000	Shell PLC, ADR	7,704,110
107,100	Targa Resources Corp.	8,034,642
189,034	TC Energy Corp. (d)	8,154,927
155,300	TotalEnergies SE, ADR	9,634,812
608,441	Williams (The) Cos., Inc. (d)	19,616,138
		133,670,942
	Semiconductors & Semiconductor Equipment – 0.1%
2,000	Enphase Energy, Inc. (c)	442,760
	Water Utilities – 0.2%
5,500	American Water Works Co., Inc.	860,695
	Total Common Stocks	255,791,090
	(Cost $239,913,134)
	Total Investments – 120.9%	515,001,409
	(Cost $403,150,596)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.2)%
(781)	Alliant Energy Corp.	$(4,219,743)	57.50	03/17/23	(31,240)
(2,479)	BP PLC, ADR	(8,981,417)	38.00	02/17/23	(64,454)
(218)	Cheniere Energy, Inc.	(3,330,822)	165.00	03/17/23	(67,144)
(299)	Constellation Energy Corp.	(2,552,264)	90.00	03/17/23	(67,275)
(3,198)	Enbridge, Inc.	(13,102,206)	42.50	02/17/23	(41,574)

First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
(1,500)	Exelon Corp. (e)	$(6,328,500)	46.00	02/17/23	$(7,500)
(2,353)	ONEOK, Inc.	(16,113,344)	75.00	03/17/23	(94,120)
(1,341)	Public Service Enterprise Group, Inc.	(8,304,813)	65.00	02/17/23	(17,433)
(175)	Quanta Services, Inc.	(2,663,325)	150.00	02/17/23	(91,000)
(346)	Sempra Energy	(5,547,418)	170.00	03/17/23	(50,170)
(1,890)	TC Energy Corp.	(8,153,460)	45.00	03/17/23	(113,400)
(3,000)	Williams (The) Cos., Inc.	(9,672,000)	35.00	02/17/23	(15,000)
(3,084)	Williams (The) Cos., Inc.	(9,942,816)	34.00	03/17/23	(123,360)
	Total Call Options Written				(783,670)
	(Premiums received $1,130,160)

Outstanding Loans – (25.1)%	(107,000,000)
Net Other Assets and Liabilities – 4.4%	18,595,060
Net Assets – 100.0%	$425,812,799

Interest Rate Swap Agreements:
Counterparty	Rate Receivable	Expiration Date	Notional Amount	Rate Payable	Unrealized Appreciation (Depreciation)/ Value
Bank of Nova Scotia (1)	4.37% (2)	09/03/24	$47,000,000	2.367% (3)	$1,637,533
Bank of Nova Scotia (1)	4.40% (2)	10/08/23	10,250,000	2.734% (3)	159,551
N/A (4) (5)	4.33% (6)	10/21/25	411,980	4.31% (7)	(141)
			$ 57,661,980		$1,796,943
(1) Payment frequency is monthly
(2) 1 month LIBOR
(3) Fixed Rate
(4) Centrally cleared on the Chicago Mercantile Exchange
(5) No cash payments are made by either party prior to the expiration dates shown above
(6) Federal Funds Rate
(7) SOFR + 0.01036%

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)	Non-income producing security.
(d)	All or a portion of this security’s position represents cover for outstanding options written.
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Fund’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At January 31, 2023, securities noted as such are valued at $381,844 or 0.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows:
ASSETS TABLE
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Master Limited Partnerships*	$ 259,210,319	$ 259,210,319	$ —	$ —
Common Stocks:
Independent Power & Renewable Electricity Producers	5,437,605	5,048,261	389,344	—
Other Industry Categories*	250,353,485	250,353,485	—	—
Total Investments	515,001,409	514,612,065	389,344	—
Interest Rate Swap Agreements	1,797,084	—	1,797,084	—
Total Investments	$ 516,798,493	$ 514,612,065	$ 2,186,428	$—

LIABILITIES TABLE
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (783,670)	$ (726,000)	$ (57,670)	$ —
Interest Rate Swap Agreements	(141)	—	(141)	—
Total	$ (783,811)	$ (726,000)	$ (57,811)	$—

*	See Portfolio of Investments for industry breakout.